UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-10571

BLUE CHIP INVESTOR FUNDS

(Exact name of registrant as specified in charter)

480 N. Magnolia Avenue, Suite 103, El Cajon CA 92020

(Address of principal executive offices)

             (Zip code)

Ross C. Provence

480 N. Magnolia Avenue, Suite 103, El Cajon CA 92020

(Name and address of agent for service)

Registrant's telephone number, including area code: (619) 588-9700

Date of fiscal year end: December 31

Date of reporting period: June 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

BLUE CHIP INVESTOR FUND

SEMI-ANNUAL REPORT

JUNE 30, 2005

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC's Web site at http://www.sec.gov.  The Fund’s Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Disclosure of Expenses (Unaudited)

Shareholders of this Fund incur ongoing operating expenses, including management fees and other fund expenses. The following example is intended to help you understand your ongoing expenses of investing in the Fund and to compare these expenses  with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the Fund on December 31, 2004 and held through June 30, 2005.

The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second line of the table below  provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. In order to assist shareholders in comparing the ongoing expenses of  investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

                                                    Expenses Paid

                   Beginning                      Ending                    During the Period*

                                                                Account Value             Account Value             December 31, 2004
                                                             December 31, 2004         June 30, 2005                 to June 30, 2005

                        Actual                                  $1,000.00                     $985.44                             $7.53

Hypothetical                         $1,000.00                   $1,017.21                             $7.65

(5% annual return

before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.53% for the period of December 31, 2004 to June 30, 2005, multiplied by  the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2005 Semi-Annual Report  1

BLUE CHIP INVESTOR FUND

PERFORMANCE INFORMATION (Unaudited)

AVERAGE ANNUAL RATE OF RETURN (%) FOR THE PERIOD ENDED JUNE 30, 2005.

6/30/05  NAV $107.62
                                                                                                                      Since
                                                  1 Year                     3 Year                      Inception
Blue Chip Investor Fund        3.11%                      4.84%                          3.17%
S&P 500                                     6.29%                      8.25%                          2.83%

(A)1 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions.  The inception date of the Blue Chip Investor Fund was January 1, 2002.

(B)The S&P 500 is a broad market-weighted average dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.  INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.  RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

BLUE CHIP INVESTOR FUND

by Industry Sectors (Unaudited)

(As a Percentage of Total Investments)

2005 Semi-Annual Report  2

Blue Chip Investor Fund

		Schedule of Investments
		June 30, 2005 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Accident & Health Insurance
25,000	Aflac, Inc.	$ 1,082,000	4.45%

Computer Services
18,000	Fiserv Inc.	772,020	3.17%

Financial Services
40,000	First Data Corp.	1,605,600	6.60%

Fire, Marine & Casualty Insurance
9,000	Progressive Corp.	889,290	3.65%

Holding Companies NEC
40	Berkshire Hathaway Class A*	3,340,000
75	Berkshire Hathaway Class B*	208,763
		3,548,763	14.58%

Insurance
31,000	Arthur J. Gallagher & Co.	841,030
15,800	Mercury General Corp.	861,416
		1,702,446	7.00%

Medical Instruments
20,000	Becton Dickson & Co.	1,049,400	4.31%

Motorcycles, Bicycles, & Parts
19,000	Harley Davidson Inc.	942,400	3.87%

National Commercial Banks
15,000	First Horizon National Corp.	633,000
80,000	MBNA Corp.	2,092,800
15,000	Wells Fargo and Company	923,700
		3,649,500	14.99%

Publishing and Printing
21,000	Meredith Corp.	1,030,260	4.23%

Retail - Discount & Variety
20,000	Wal-Mart Stores Inc. +	964,000	3.96%

Retail - Women's Clothing
27,500	Limited Inc.	589,050	2.42%

Retail - Auto & Home Supply Stores
10,000	AutoZone Inc.	924,600	3.80%

Retail - Building Materials, Hardware
17,000	Fastenal Co. +	1,041,250	4.28%

Savings Institution, Federally Chartered
16,000	Golden West Financial Corp. +	1,030,080	4.23%

State Commercial Banks
20,000	Fifth Third Bank	823,400	3.38%

Surety Insurance
21,200	MBIA Inc.	1,257,372	5.17%

Tax Prep Services
40,000	Block (H.R.) Inc.	2,334,000	9.59%

General Industrial Machinery
8,000	Illinois Tool Work Inc.	637,440	2.62%

Total for Common Stock (Cost $22,993,665)		25,872,871	106.30%

	Liabilities in excess of other assets	(1,533,842)	-6.30%

	Net Assets	$ 24,339,029	100.00%

*Non-Income Producing Securities.

+Portion of the security is pledged as collateral for options written.

The accompanying notes are an integral part of these

financial statements.

2005 Semi-Annual Report  3

Blue Chip Investor Fund

	Schedule of Investments
	June 30, 2005 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

CALL OPTIONS WRITTEN

	Shares Subject
Underlying Security	to Call	Market Value
Expiration Date/Exercise Price

Golden West Financial
August 2005 Calls @ $60.00	16,000	$ 94,400

Wal-Mart Stores Inc.
January 2006 Calls @ $50.00	20,000	40,000

Fastenal Co.
November 2005 Calls @ $55.00	17,000	146,200

Total (Premiums Received $179,198)		$ 280,600

The accompanying notes are an integral part of these

financial statements.

2005 Semi-Annual Report  4

Blue Chip Investor Fund

Statement of Assets and Liabilities (Unaudited)
June 30, 2005

Assets:
Investment Securities at Market Value	$ 25,872,871
(Cost $22,993,665)
Dividends & Interest Receivable	52,706
Total Assets	25,925,577
Liabilities:
Advisory Fee Payable	13,952
Administration Fee Payable	1,946
Accrued Expenses	17,585
Payable to Custodian Bank	1,272,465
Covered Call Options Written at Fair Value (premiums received $179,198)	280,600
Total Liabilities	1,586,548
Net Assets	$ 24,339,029
Net Assets Consist of:
Paid In Capital	$ 21,286,845
Accumulated Undistributed Net Investment Income	15,012
Accumulated Undistributed Realized Gain (Loss) on Investments - Net	259,368
Unrealized Appreciation in Value
of Investments Based on Cost - Net	2,777,804
Net Assets, for 226,149 Shares Outstanding	$ 24,339,029
(no par value, unlimited shares authorized)
Net Asset Value, Offering Price and Redemption Price
Per Share ($24,339,029/226,149 shares)	$ 107.62

Statement of Operations (Unaudited)
For the six months ended June 30, 2005
Investment Income:
Dividends	$ 200,824
Interest	1,560
Total Investment Income	202,384
Expenses:
Investment Adviser Fees	122,216
Interest Expense	34,603
Transfer Agent & Accounting Fees	20,232
Administration Fees	11,897
Audit Fees	6,516
Registration Fees	7,439
Custody Fees	7,439
Legal Fees	5,207
Other Fees	1,810
Insurance Expense	1,537
Trustee Fees	992
Printing and Postage Expense	991
Total Expenses	220,879
Less:
Advisory Fee Waiver	(33,507)
Net Expenses	187,372
Net Investment Income	15,012

Realized and Unrealized Gain (Loss) on Investments & Options:
Net Realized Gain (Loss) on Common Stock	29,089
Net Realized Gain (Loss) on Options	230,279
Net Change in Unrealized Appreciation (Depreciation) on Investments	(636,161)
Net Change in Unrealized Appreciation (Depreciation) on Options	(90,749)
Net Realized and Unrealized Gain (Loss) on Investments & Options	(467,542)

Net Increase (Decrease) in Net Assets from Operations	$ (452,530)

The accompanying notes are an integral part of these

financial statements.

2005 Semi-Annual Report  5

Blue Chip Investor Fund

Statements of Changes in Net Assets	(Unaudited)
1/1/2005	1/1/2004
to	to
6/30/2005	12/31/2004
From Operations:
Net Investment Income	$ 15,012	$ 37,932
Net Realized Gain (Loss) on Investments	29,089	667,634
Net Realized Gain (Loss) on Options	230,279	289,345
Net Change in Unrealized Appreciation (Depreciation) on Investments	(636,161)	870,990
Net Change in Unrealized Appreciation (Depreciation) on Options	(90,749)	(10,653)
Increase (Decrease) in Net Assets from Operations	(452,530)	1,855,248
From Distributions to Shareholders:
Net Investment Income	0	(47,405)
Net Realized Gain from Security Transactions	0	(632,330)
Change in Net Assets from Distributions	0	(679,735)
From Capital Share Transactions:
Proceeds From Sale of Shares	2,400,992	9,495,003
Shares Issued on Reinvestment of Dividends	0	678,014
Cost of Shares Redeemed	(3,649,480)	(6,219,846)
Net Increase (Decrease) from Shareholder Activity	(1,248,488)	3,953,171

Net Increase (Decrease) in Net Assets	(1,701,018)	5,128,684

Net Assets at Beginning of Period	26,040,047	20,911,363
Net Assets at End of Period (Including accumulated	$ 24,339,029	$ 26,040,047
undistributed Net Investment Income of $15,012 and $0, respectively)

Share Transactions:
Issued	22,752	89,355
Reinvested	-	6,215
Redeemed	(35,037)	(58,444)
Net Increase (Decrease) in Shares	(12,285)	37,126
Shares Outstanding Beginning of Period	238,434	201,308
Shares Outstanding End of Period	226,149	238,434

Financial Highlights	(Unaudited)
Selected data for a share outstanding throughout the period:	1/1/2005	1/1/2004	1/1/2003	1/1/2002*
to	to	to	to
6/30/2005	12/31/2004	12/31/2003	12/31/2002
Net Asset Value -
Beginning of Period	$ 109.21	$ 103.88	$ 83.25	$ 100.00
Net Investment Income	0.06	0.16	0.23	1.31
Net Gains or (Losses) on Securities
(realized and unrealized)	(1.65)	8.07	20.59	(17.42)
Total from Investment Operations	(1.59)	8.23	20.82	(16.11)

Distributions (From Net Investment Income)	0.00	(0.20)	(0.19)	(0.64)
Distributions (From Capital Gains)	0.00	(2.70)	0.00	0.00
Total Distributions	0.00	(2.90)	(0.19)	(0.64)

Net Asset Value -
End of Period	$ 107.62	$ 109.21	$ 103.88	$ 83.25
Total Return	(1.46)%	***	7.93%	25.01%	(16.11)%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	24,339	26,040	20,911	11,492

Before Reimbursement
Ratio of Expenses to Average Net Assets	1.81%	**	1.67%	1.77%	2.82%
Ratio of Net Investment Income to Average Net Assets	-0.15%	**	-0.08%	-0.41%	-1.25%
After Reimbursement
Ratio of Expenses to Average Net Assets	1.53%	**	1.45%	1.11%	0.09%
Ratio of Net Investment Income to Average Net Assets	0.12%	**	0.15%	0.25%	1.48%

Portfolio Turnover Rate	78.77%	**	71.91%	105.42%	52.67%

*Commencement of operations.

**Annualized.

***Not Annualized.

The accompanying notes are an integral part of these

financial statements.

2005 Semi-Annual Report  6

Blue Chip Investor Fund

Statement of Cash Flows (Unaudited)
June 30, 2005

Increase (Decrease) in Cash -
Cash Flows from Operating Activities:
Net Increase (Decrease) in Net Assets from Operations	$ (452,530)
Adjustments to Reconcile Net Increase in Net Assets from
Operations to Net Cash Used in Operating Activities:
Purchase of Long-Term Investment Securities	(12,867,596)
Proceeds from Disposition of Long-Term Investment Securities	9,962,526
Sale of Short-term Investment Securities, Net	2,714,238
Increase in Dividends and Interest Receivable	(4,144)
Decrease in Prepaid Expenses	4,774
Decrease in Advisory Fee Payable	(1,184)
Decrease in Administrative Fee Payable	(46)
Increase in Payable to Custodian Bank	1,272,465
Increase in Call Options Written	246,100
Decrease in Accrued Expenses	(2,414)
Net Unrealized Appreciation on Investments	636,161
Net Realized Gain from Investments	(29,089)
Net Realized Gain from Options	(230,279)

Net Cash Used in Operating Activities	1,248,982

Cash Flows from Financing Activities:
Cash Distributions Paid	-
Proceeds from Shares Sold	2,400,992
Payment on Shares Redeemed	(3,649,974)
Net Cash Provided by Financing Activities	(1,248,982)

Net Increase (Decrease) in Cash	-

Cash:
Beginning Balance	-
Ending Balance	$ -

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

BLUE CHIP INVESTOR FUND

June 30, 2005

1.) ORGANIZATION

Blue Chip Investor Fund (the "Fund") is a non-diversified series of the Blue Chip Investor Fund (the "Trust"), formerly Premier Funds.  The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated November 1, 2001 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series. The Fund commenced operations on January 1, 2002. The Fund is one of two series authorized by the Trustees. The Fund's objective is to seek long-term growth of capital. The Investment Adviser to the Fund is Check Capital Management, Inc. (the “Adviser”).

2.) SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION:

Securities that are traded on any exchange or on the NASDAQ over-the-counter market are generally valued  by a pricing service at the last quoted sale price. Lacking a last sale price, a security is generally valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the  price provided by the pricing service last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

2005 Semi-Annual Report  7

Notes to the Financial Statements - continued (UNAUDITED)

Fixed income securities generally are valued by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

OPTION WRITING:

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

OTHER:

The Fund records security transactions based on a trade date. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on sale of investment securities. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Withholding taxes on  foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

FEDERAL INCOME TAXES:

The Fund's policy is to continue to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on ex-dividend date.

USE OF ESTIMATES:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3.) INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an investment advisory agreement with the Adviser,  Check Capital Management, Inc. (the "Management Agreement"). Under the terms of the Management Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Board of Trustees. Under the Management Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees

2005 Semi-Annual Report  8

Notes to the Financial Statements - continued (UNAUDITED)

of the Trust. The Adviser receives an annual investment management fee from the Fund of 1.00% of the average daily net assets of the Fund. For the six month period ended June 30, 2005, the Adviser earned management fees totaling $122,216, before waiving expenses as described below. The Adviser has contractually agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees, commissions, interest and other borrowing expenses, taxes and extraordinary expenses) at 1.25% of its average daily net assets through  the calendar year 2005. The Adviser waived fees of $33,507 for the six month period ended June 30, 2005. At June 30, 2005, the Fund owed the Adviser $13,952.

4.) RELATED PARTY TRANSACTIONS

The Fund has entered into an administration servicing agreement with Premier Fund Solutions, Inc. The Fund pays 0.07% on the first $200 million of assets, 0.05% on the next $500 million of assets and 0.03% on assets above $700 million subject to a minimum monthly fee of $2,000. An officer and shareholder of Premier Fund Solutions, Inc. is also an officer and trustee of the Fund. For the six month period ended June 30, 2005 the administrator earned $11,897. At June 30, 2005 the fund owed the administrator $1,946.

5.) CAPITAL SHARES

The Trust is authorized to issue an unlimited number of shares of beneficial interest. Paid in capital at June 30, 2005 was $21,286,845 representing 226,149 shares outstanding.

6.) INVESTMENT TRANSACTIONS

For the six month period ended June 30, 2005, purchases and sales of investment securities other than U.S. Government obligations, options and short-term investments aggregated $12,867,596 and $10,117,877, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

For federal income tax purposes, the cost of investments owned at June 30, 2005 was $22,993,665 and proceeds received for options written was $179,198.  At June 30, 2005, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

                           Gross                      Gross

                       Appreciation            (Depreciation)

Net Appreciation (Depreciation)

 Securities:      $3,455,400               ($576,194)                          $2,879,206

 Options:          $    15,394               ($116,796)                           ($101,402)

                                                                                               $2,777,804

7.) CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2005, Charles Schwab & Co. Inc. held for the benefit of others, in aggregate, 81.52% of the Fund.

8.) CALL OPTIONS WRITTEN

As of June 30, 2005 portfolio securities valued at $3,035,330 were pledged as collateral by the custodian as cover for call options written by the Fund.

Transactions in options written during the six month period ended June 30, 2005 were as follows:

Number of

Premiums

 Contracts

 Received

Options outstanding at December 31, 2004

            50         $  23,847

Options written

        1,508

 $409,470

Options terminated in closing purchase transactions

              0

             $          0

Options expired

         (978)        ($230,279)

Options exercised

           (50)

  ($23,840)

Options outstanding at June 30, 2005

           530         $ 179,198

2005 Semi-Annual Report  9

Notes to the Financial Statements - continued (UNAUDITED)

9.) DISTRIBUTION TO SHAREHOLDERS

The tax character of distributions paid during the six months ended June 30, 2005 and fiscal year ended December 31, 2004 were as follows.

Distributions paid from:

                                                                                  2005                    2004

Ordinary Income:                                      $         -0-             $  47,405

Short-term Capital Gain                                       -0-               632,330

Long-term Capital Gain

                         -0-                        -0-
                                                                          $          0               $679,735

10.) AVERAGE BORROWINGS

A Loan and Pledge agreement dated February 6, 2003 is in place between the Fund and the Custodial Trust Company.  The Fund may seek to obtain loans for the purpose of funding redemptions or purchasing securities up to the maximum amount that the Fund is permitted to borrow under the Investment Company Act of 1940 using the securities in its portfolio as collateral.  The maximum interest rate of such loans is set at a rate per annum equal to 30 day LIBOR plus 1.25%.  During the six month period ended June 30, 2005 the Fund had an average loan balance of $2,559,656 and paid an average interest rate of 3.89%.  As of June 30, 2005 there was an outstanding loan balance of $1,272,465.

PROXY VOTING GUIDELINES

Check Capital Management, Inc., the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.bluechipinvestorfund.com. It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how  the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number(1-800-59-FUNDS). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

2005 Semi-Annual Report  10

Board of Trustees

George Cossolias, CPA

Allen C. Brown

Ross C. Provence

Jeffrey R. Provence

Investment Adviser

Check Capital Management Inc.

575 Anton Boulevard, Suite 570

Costa Mesa, CA 92626-7169

Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Custodian

Custodial Trust Co.

101 Carnegie Center

Princeton, NJ 08540-6231

Dividend Paying Agent,

Shareholders' Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8869 Brecksville Rd., Suite C

Brecksville, OH 44141

Fund Administrator

Premier Fund Solutions, Inc.

480 N. Magnolia Avenue, Suite 103

El Cajon, CA 92020

Independent Auditors

Cohen McCurdy, Ltd.

826 Westpoint Pkwy., Suite 1250

Westlake, OH  44145-1594

BLUE CHIP INVESTOR FUND

575 Anton Boulevard, Suite 500

Costa Mesa, California 92626

BLUE CHIP INVESTOR HORIZON FUND

SEMI-ANNUAL REPORT

June 30, 2005

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC's Web site at http://www.sec.gov.  The Fund’s Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Disclosure of Expenses (Unaudited)

Shareholders of this Fund incur ongoing operating expenses, including management fees and other fund expenses. The following example is intended to help you understand your ongoing expenses of investing in the Fund and to compare these expenses  with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the Fund on December 31, 2004 and held through June 30, 2005.

The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second line of the table below  provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. In order to assist shareholders in comparing the ongoing expenses of  investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

                                                    Expenses Paid

                   Beginning                      Ending                    During the Period*

                                                                Account Value             Account Value             December 31, 2004
                                                             December 31, 2004         June 30, 2005                 to June 30, 2005

Actual                                 $1,000.00                     $972.64                            $4.94

Hypothetical                         $1,000.00                  $1,019.79                            $5.06

(5% annual return

before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.01% for the period of December 31, 2004 to June 30, 2005, multiplied by  the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2005 Semi-Annual Report  1

BLUE CHIP INVESTOR HORIZON FUND

PERFORMANCE INFORMATION (Unaudited)

AVERAGE ANNUAL RATE OF RETURN (%) FOR THE PERIOD ENDED JUNE 30, 2005

6/30/05 NAV $102.39

       Since

1Year(A)

                Inception(A)

Blue Chip Investor Horizon Fund

              4.29%

                   2.25%

S&P 500(B)

              6.29%

     10.58%

Lehman Brothers Aggregate Bond Index(C)

                          6.80%

                   4.53%

(A)1 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions.  The inception date of the Blue Chip Investor Horizon Fund was November 24, 2003.

(B)The S&P 500 is a broad market-weighted average dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund.

(C)The Lehman Brothers Aggregate Bond Index is a benchmark index made up of the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and Asset-Backed Securities Index, including securities that are of investment-grade quality or better, have at least one year to maturity, and have an outstanding Par value of at least $100 million.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.  INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.  RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

Blue Chip Investor Fund

BLUE CHIP INVESTOR HORIZON FUND

As a Percentage of Net Assets (Unaudited)

2005 Semi-Annual Report  2

Blue Chip Investor Horizon Fund

		Schedule of Investments
		June 30, 2005 (Unaudited)
Shares/Principal Amount			Market Value	% of Net Assets

COMMON STOCKS
Accident & Health Insurance
1,400	Aflac, Inc.		$ 60,592	2.09%

Banks - Money Centers
1,600	Citigroup Inc.		73,968	2.56%

Computer Services
3,000	Fiserv Inc. *		128,670	4.45%

Federal Savings Institution
3,000	Golden West Financial Corp. +		193,140
2,500	Washington Mutual Inc.		101,725
			294,865	10.20%

Financial Services
5,000	First Data Corp.		200,700	6.94%

Holding Companies NEC
1	Berkshire Hathaway CL A*		83,500
100	Berkshire Hathaway CL B*		278,350
			361,850	12.50%

Insurance
3,100	Arthur J. Gallagher & Co.		84,103
2,000	Jefferson-Pilot Corp.		100,840
1,500	Mercury General Corp.		81,780
			266,723	9.22%

Motorcycles, Bicycles & Parts
2,200	Harley Davidson Inc.		109,120	3.77%

Malt Beverages
2,100	Anheuser Busch Co's Inc.		96,075	3.32%

National Commercial Banks
3,500	MBNA Corp.		91,560
1,600	Wells Fargo And Company		98,528
			190,088	6.58%

Retail - Women's Clothing
4,000	Limited, Inc.		85,680	2.96%

Retail - Auto & Home Supply Stores
1,500	AutoZone Inc.*		138,690	4.79%

Retail - Building Materials, Hardware
2,000	Fastenal Co. +		122,500	4.23%

State Commercial Banks
2,900	Fifth Third Bancorp		119,393	4.13%

Surety Insurance
1,800	MBIA Inc. +		106,758	3.69%

Tax Prep Services
2,600	Block (H.R.) Inc.		151,710	5.24%

Total for Common Stock (Cost $2,418,104)			2,507,382	86.67%

PUT OPTIONS Common Stock/Expiration/Exercise		Shares Subject
Underlying Security		to Put
Expiration Date/Exercise Price

Aflac, Inc.
November 2005 Puts @ $40.00		1,400	$ 910

Anheuser Busch Co's. Inc.
December 2005 Puts @ $45.00		2,100	2,520

Arther J. Gallagher & Co.
October 2005 Puts @ $25.00		3,100	930

+ Portion of securities is pledged as collateral for options written.

*Non-Income Producing Securities.

The accompanying notes are an integral part of these

financial statements.

2005 Semi-Annual Report  3

Blue Chip Investor Horizon Fund

	Schedule of Investments
	June 30, 2005 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

PUT OPTIONS Common Stock/Expiration/Exercise	Shares Subject
Underlying Security	to Put
Expiration Date/Exercise Price

Citigroup Inc.
January 2006 Puts @ $40.00	1,600	880

Fastenal Co.
August 2005 Puts @ $45.00	2,000	100

Fifth Third Bancorp
January 2006 Puts @ $40.00	2,000	3,500
January 2006 Puts @ $50.00	900	7,920
		11,420

First Data Corp
Janurary 2006 Puts @ $40.00	2,500	5,250

Fiserv Inc.
September 2005 Puts @ $35.00	3,000	300

Golden West Financial Corp.
August 2005 Puts @ $55.00	1,400	420

Harley Davidson Inc.
November 2005 Puts @ $42.50	2,200	1,980

Block (H.R.) Inc.
January 2006 Puts @ $45.00	2,600	1,170

Limited Inc.
January 2006 Puts @ $15.00	4,000	200

Washington Mutual Inc.
October 2005 Puts @ $35.00	2,500	375

Wells Fargo and Company
October 2005 Puts @ $55.00	1,600	560

Total Put Options (Cost $67,646)		27,015	0.93%

Cash and Equivalents
400,720	Dreyfus Cash Management Class-A Rate 2.90% **	400,720	13.86%
(Cost $400,720)

Total Investments		2,935,117	101.46%
(Cost $2,886,470)

Liabilities in excess of other assets		(42,247)	-1.46%

Net Assets		$ 2,892,870	100.00%

CALL OPTIONS WRITTEN
	Shares Subject
Underlying Security	to Call	Market Value
Expiration Date/Exercise Price

Fastenal Co.
November 2005 Calls @ $55.00	2,000	$ 17,200

Golden West Financial Corp.
August 2005 Calls @ $60.00	1,600	9,440

MBIA Inc.
August 2005 Calls @ $55.00	1,800	10,800

Total (Premiums Received $21,927)		$ 37,440

** Variable Rate Security; The coupon Rate shown represents

the rate at June 30, 2005.

The accompanying notes are an integral part of these

financial statements.

2005 Semi-Annual Report  4

Blue Chip Investor Horizon Fund

Statement of Assets and Liabilities (Unaudited)
June 30, 2005

Assets:
Investment Securities at Market Value	$ 2,935,117
(Cost $2,886,470)
Dividends Receivable	3,749
Interest Receivable	1,847
Receivable from Adviser	4,227
Total Assets	2,944,940
Liabilities:
Administration Fees Payable	1,926
Accrued Expenses	12,704
Covered Call Options Written at Fair Value (premiums received $21,927)	37,440
Total Liabilities	52,070
Net Assets	$ 2,892,870
Net Assets Consist of:
Paid In Capital	$ 2,849,824
Accumulated Undistributed Net Investment Income	16,620
Accumulated Realized Gain (Loss) on Investments - Net	(6,708)
Unrealized Appreciation in Value
of Investments Based on Cost - Net	33,134
Net Assets, for 28,253 Shares Outstanding	$ 2,892,870
(No Par Value, Unlimited Shares Authorized)
Net Asset Value, Offering Price and Redemption Price
Per Share ($2,892,870/28,253 shares)	$ 102.39

Statement of Operations (Unaudited)
For the six months ended June 30, 2005
Investment Income:
Dividends	$ 21,738
Interest	5,220
Total Investment Income	26,958
Expenses:
Investment Adviser Fees	14,031
Administration Fees	11,897
Transfer Agent & Accounting Fees	8,331
Audit Fees	5,951
Legal Fees	5,207
Custody Fees	4,760
Other Fees	1,810
Printing and Postage Expense	992
Trustee Fees	992
Insurance Expense	337
Registration Fees	248
Interest Expense	107
Total Expenses	54,663
Less:
Advisory Fee Waiver	(14,031)
Advisor Reimbursement	(26,494)
Net Expenses	14,138
Net Investment Income	12,820

Realized and Unrealized Gain (Loss) on Investments & Options:
Net Realized Gain (Loss) on Investments	18,690
Net Realized Gain (Loss) on Options	(25,400)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(37,476)
Net Change in Unrealized Appreciation (Depreciation) on Options	(35,570)
Net Realized and Unrealized Gain (Loss) on Investments & Options	(79,756)

Net Increase (Decrease) in Net Assets from Operations	$ (66,936)

The accompanying notes are an integral part of these

financial statements.

2005 Semi-Annual Report  5

Blue Chip Investor Horizon Fund

Statements of Changes in Net Assets		(Unaudited)
		1/1/2005	1/1/2004
		to	to
		6/30/2005	12/31/2004
From Operations:
Net Investment Income		$ 12,820	$ 19,416
Net Realized Gain (Loss) on Investments		18,690	14,638
Net Realized Gain (Loss) on Options		(25,400)	(644)
Net Change in Unrealized Appreciation (Depreciation) on Investments		(37,476)	162,276
Net Change in Unrealized Appreciation (Depreciation) on Options		(35,570)	(59,470)
Increase (Decrease) in Net Assets from Operations		(66,936)	136,216
From Distributions to Shareholders:
Net Investment Income		0	(15,694)
Net Realized Gain from Security Transactions		0	(13,992)
Change in Net Assets from Distributions		0	(29,686)
From Capital Share Transactions:
Proceeds From Sale of Shares		778,461	2,182,817
Shares Issued on Reinvestment of Dividends		0	29,686
Cost of Shares Redeemed		(386,305)	(452,947)
Net Increase from Shareholder Activity		392,156	1,759,556

Net Increase (Decrease) in Net Assets		325,220	1,866,086

Net Assets at Beginning of Period		2,567,650	701,564
Net Assets at End of Period (Including Accumulated Undistributed		$ 2,892,870	$ 2,567,650
Net Investment Income of $16,620 and $3,800, respectively)

Share Transactions:
Issued		7,698	21,677
Reinvested		-	283
Redeemed		(3,837)	(4,568)
Net Increase (Decrease) in Shares		3,861	17,392
Shares Outstanding Beginning of Period		24,392	7,000
Shares Outstanding End of Period		28,253	24,392

Financial Highlights	(Unaudited)
Selected data for a share outstanding throughout the period:	1/1/2005	1/1/2004	11/24/2003*
	to	to	to
	6/30/2005	12/31/2004	12/31/2003
Net Asset Value -
Beginning of Period	$ 105.27	$ 100.22	$ 100.00
Net Investment Income	0.46	0.86	0.13
Net Gains or (Losses) on Securities
(realized and unrealized)	(3.34)	5.40	0.15
Total from Investment Operations	(2.88)	6.26	0.28

Distributions (From Net Investment Income)	0.00	(0.64)	(0.06)
Distributions (From Capital Gains)	0.00	(0.57)	0.00
Total Distributions	0.00	(1.21)	(0.06)

Net Asset Value -
End of Period	$ 102.39	$ 105.27	$ 100.22
Total Return	(2.74)%	*** 6.25%	0.28% ***
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	2,893	2,568	702

Before Reimbursement
Ratio of Expenses to Average Net Assets	3.90%	** 4.68%	40.07% **
Ratio of Net Income to Average Net Assets	-1.98%	** -2.70%	-38.84% **
After Reimbursement
Ratio of Expenses to Average Net Assets	1.01%	** 1.12%	0.00% **
Ratio of Net Income to Average Net Assets	0.92%	** 0.85%	1.23% **

Portfolio Turnover Rate	74.23%	** 87.58%	0.00%

* Commencement of operations.
** Annualized
*** Not Annualized

The accompanying notes are an integral part of these

financial statements.

2005 Semi-Annual Report  6

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

BLUE CHIP INVESTOR HORIZON FUND

June 30, 2005

1.) ORGANIZATION

The Blue Chip Investor Horizon Fund (the "Fund") is a non-diversified series of Blue Chip Investor Fund (the "Trust"), formerly Premier Funds. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated November 1, 2001 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series. The Fund commenced operations on November 24, 2003. The Fund is one of two series authorized by the Trustees. The Fund's investment objective is moderate growth of capital. The Investment Adviser to the Fund is Check Capital Management, Inc. (the “Adviser”).

2.) SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION:

Securities that are traded on any exchange or on the NASDAQ over-the-counter market are generally valued  by a pricing service at the last quoted sale price. Lacking a last sale price, a security is generally valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the  price provided by the pricing service last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

OPTION WRITING:

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

OTHER:

The Fund records security transactions based on a trade date. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on sale of investment securities. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Withholding taxes on  foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

FEDERAL INCOME TAXES:

The Fund's policy is to continue to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

2005 Semi-Annual Report  7

Notes to the Financial Statements  - continued (UNAUDITED)

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

USE OF ESTIMATES:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3.) INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an investment advisory agreement with the Adviser,  Check Capital Management, Inc. (the "Management Agreement"). Under the terms of the Management Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Board of Trustees. Under the Management Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust. The Adviser receives an annual investment management fee from the Fund of 1.00% of the average daily net assets of the Fund. For the six month  period ended June 30, 2005, the Adviser earned management fees totaling $14,031, before waving expenses as described below. The Adviser has contractually agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees, commissions, interest and other borrowing expenses, taxes and extraordinary expenses) at 1.00% of its average daily net assets for calendar year 2005. The Adviser waived and reimbursed expenses of $40,525 for the six month period ended June 30, 2005. A net receivable from the Adviser in the amount of $4,227 existed at June 30, 2005.

4.) RELATED PARTY TRANSACTIONS

The Fund has entered into an administration servicing agreement with Premier Fund Solutions, Inc. The Fund pays 0.07% on the first $200 million of assets, 0.05% on the next $500 million of assets and 0.03% on assets above $700 million, subject to a minimum monthly fee of $2,000. An officer and shareholder of Premier Fund Solutions, Inc. is also an officer and trustee of the Fund. For the six month period ended June 30, 2005 the administrator earned $11,897, of which $1,926 was payable to the administrator on June 30, 2005.

5.) CAPITAL SHARES

The Trust is authorized to issue an unlimited number of shares of beneficial interest. Paid in capital at June 30, 2005 was $2,849,824 representing 28,253 shares outstanding.

6.) INVESTMENT TRANSACTIONS

For the six month period ended June 30, 2005, purchases and sales of investment securities other than U.S. Government obligations, options and short-term investments aggregated $1,276,004 and $876,021, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

For Federal income tax purposes, the cost of investments owned at June 30, 2005 was $2,886,470 and proceeds from options written was $21,927 at June 30, 2005. At June 30, 2005, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Gross                      Gross

        Appreciation          (Depreciation)         Net Appreciation (Depreciation)

Investments:               $142,409                 ($93,762)                                $48,647

Options Written:          $          -                 ($15,513)                              ($15,513)

                                                                                                             $33,134

7.) CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30 2005, Charles Schwab & Co. Inc. held for the benefit of others, in aggregate, 93.37% of the Fund.

2005 Semi-Annual Report  8

Notes to the Financial Statements  - continued (UNAUDITED)

8.) DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six month period ended June 30, 2005 and fiscal year 2004 was as follows.

Distributions paid from:

                                                                     2005                              2004

Ordinary Income:                                       $         0                        $ 15,694

Short-term Capital Gain                                       -0-                          13,992

Long-term Capital Gain                                        -0-                                -0-

                                                              $         -0-                      $  29,686

9.) CALL OPTIONS WRITTEN

As of June 30, 2005 portfolio securities valued at $422,398 were pledged as collateral by the custodian as cover for call options written by the Fund.

Transactions in options written during the six months ended June 30, 2005 were as follows:

Number of

Premiums

 Contracts

 Received

Options outstanding at December 31, 2004

       79

            $  23,304

Options written

     786

$ 110,212

Options terminated in closing purchase transactions

                (620)             $ (62,663)

Options expired

      (87)

$(23,693)

Options exercised

    (104)

$(25,232)

Options outstanding at June 30, 2005

       54

$  21,927

PROXY VOTING GUIDELINES

Check Capital Management, Inc., the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.bcihorizonfund.com. It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how  the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number(1-800-59-FUNDS). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

2005 Semi-Annual Report  9

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2005 Semi-Annual Report  10

Board of Trustees

George Cossolias, CPA

Allen C. Brown

Ross C. Provence

Jeffrey R. Provence

Investment Adviser

Check Capital Management Inc.

575 Anton Boulevard, Suite 570

Costa Mesa, CA 92626-7169

Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Custodian

Custodial Trust Co.

101 Carnegie Center

Princeton, NJ 08540-6231

Dividend Paying Agent,

Shareholders' Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8869 Brecksville Rd., Suite C

Brecksville, OH 44141

Fund Administrator

Premier Fund Solutions, Inc.

480 N. Magnolia Avenue, Suite 103

El Cajon, CA 92020

Independent Auditors

Cohen McCurdy, Ltd.

826 Westpoint Pkwy., Ste 1250

Westlake, OH  44145-1594

BLUE CHIP INVESTOR HORIZON FUND

575 Anton Boulevard, Suite 500

Costa Mesa, California 92626

Item 2. Code of Ethics.   Not applicable.

Item 3. Audit Committee Financial Expert.   Not applicable.

Item 4. Principal Accountant Fees and Services.   Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.   Not applicable. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8. Portfolio Managers of Closed End Funds. Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.  Controls and Procedures.

(a)

The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

 (a)(1)

Code of Ethics. Not applicable.

(a)(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification  pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Blue Chip Investor Funds

By : /s/ Ross C. Provence

Ross C. Provence

President

Date: 9/07/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ Ross C. Provence

Ross C. Provence

President

Date: 9/07/05

By : /s/ Jeffrey R. Provence

Jeffrey R. Provence

Chief Financial Officer

Date: 9/07/05